INVESTMENT IN JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table presents the change in investment in joint ventures:

(in millions)	June 30, 2022	December 31, 2021
Balance, beginning of period	$38	$36
Share of profits for the period	2	4
Dividends declared during the period	(1)	(2)
Balance, end of period	$39	$38